Expense Example - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIPStrategicIncomePortfolio-InitialServiceService2PRO - VIP Strategic Income Portfolio	Apr. 29, 2023 USD ($)
VIP Strategic Income Portfolio - Initial Class
Expense Example:
1 year	$ 68
3 years	214
5 years	373
10 years	835
VIP Strategic Income Portfolio - Service Class
Expense Example:
1 year	79
3 years	246
5 years	428
10 years	954
VIP Strategic Income Portfolio - Service Class 2
Expense Example:
1 year	94
3 years	293
5 years	509
10 years	$ 1,131